Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of our stock option activity is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2015	434,218	$4.07	$—
Granted	1,850,000	$1.07
Exercised	—	$—
Cancelled	(6,250)	$14.72
Outstanding at July 31, 2016	2,277,968	$1.60	$48,000
Granted	100,000	$1.02
Exercised	—	$—
Cancelled	—	$—
Outstanding at October 31, 2016	2,377,968	$1.58	$124,000

A summary of our stock option activity for the fiscal year ended July 31, 2016 and 2015 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2014	462,343	$3.95	$22,000
Granted	—	$—
Exercised	—	$—
Cancelled	(28,125)	$2.20
Outstanding at July 31, 2015	434,218	$4.07	$—
Granted	1,850,000	$1.07
Exercised	—	$—
Cancelled	(6,250)	$14.72
Outstanding at July 31, 2016	2,277,968	$1.60	$46,000

Schedule of Fair Value Assumptions

The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

October 31, 2016
Volatility	74.71%
Risk-free interest rate	0.93%
Dividend yield	0.0%
Expected life	2.81 years

The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

July 31, 2016
Volatility	82.12%
Risk-free interest rate	0.83%
Dividend yield	0.0%
Expected life	2.13 years